Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	T. Rowe Price International Index Fund, Inc.
Central Index Key	0001120925
Amendment Flag	false
Document Creation Date	Feb 27, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

T. Rowe Price International Equity Index Fund
T. Rowe Price International Equity Index Fund SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price International Equity Index Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price International Equity Index Fund
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price International Equity Index Fund	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund seeks to match the performance of the FTSE All World Developed ex North America Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock's weight in the index. The index is constructed by selecting the countries it covers, sorting the market by regions, and targeting a significant portion of them for inclusion in the index.

The FTSE All World Developed ex North America Index is a broadly diversified stock market index based on the market capitalization of over 1,200 predominately large companies. The index's major markets include Japan, the U.K., and other developed countries in Europe and the Pacific Rim.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase exchange-traded funds in an effort to minimize any deviations in performance from its index. Exchange-traded funds would typically be used to help realign the fund's portfolio with its index, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Currency risk Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to the risk that it could experience gains or losses based solely on changes in the exchange rates between foreign currencies and the U.S. dollar.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. In addition, the fund may fair value its portfolio holdings on certain days in order to deter market timing. Since, the index does not need to apply fair valuation to its holdings, this may also contribute to tracking error.

Exchange-traded fund risk To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund's fees and expenses. An exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund's underlying assets, although the potential for reduced market liquidity in its shares may result in an exchange-traded fund having greater volatility than its underlying assets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
International Equity Index Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	25.70%
Worst Quarter	9/30/11	-21.01%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price International Equity Index Fund	18.96%	(3.23%)	8.38%
T. Rowe Price International Equity Index Fund Returns after taxes on distributions	18.34%	(3.72%)	7.93%
T. Rowe Price International Equity Index Fund Returns after taxes on distributions and sale of fund shares	12.90%	(2.82%)	7.35%
T. Rowe Price International Equity Index Fund FTSE All World Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)	18.55%	(2.83%)	9.11%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price International Equity Index Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to match the performance of the FTSE All World Developed ex North America Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock's weight in the index. The index is constructed by selecting the countries it covers, sorting the market by regions, and targeting a significant portion of them for inclusion in the index.

The FTSE All World Developed ex North America Index is a broadly diversified stock market index based on the market capitalization of over 1,200 predominately large companies. The index's major markets include Japan, the U.K., and other developed countries in Europe and the Pacific Rim.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase exchange-traded funds in an effort to minimize any deviations in performance from its index. Exchange-traded funds would typically be used to help realign the fund's portfolio with its index, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

		The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Currency risk Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to the risk that it could experience gains or losses based solely on changes in the exchange rates between foreign currencies and the U.S. dollar.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. In addition, the fund may fair value its portfolio holdings on certain days in order to deter market timing. Since, the index does not need to apply fair valuation to its holdings, this may also contribute to tracking error.

		Exchange-traded fund risk To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund's fees and expenses. An exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund's underlying assets, although the potential for reduced market liquidity in its shares may result in an exchange-traded fund having greater volatility than its underlying assets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past returns (before and after taxes) are not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past returns (before and after taxes) are not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Equity Index Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	25.70%
Worst Quarter	9/30/11	-21.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price International Equity Index Fund | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	20 [1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2003	rr_AnnualReturn2003	38.08%
2004	rr_AnnualReturn2004	19.18%
2005	rr_AnnualReturn2005	13.38%
2006	rr_AnnualReturn2006	26.33%
2007	rr_AnnualReturn2007	11.78%
2008	rr_AnnualReturn2008	(42.56%)
2009	rr_AnnualReturn2009	30.42%
2010	rr_AnnualReturn2010	8.84%
2011	rr_AnnualReturn2011	(12.52%)
2012	rr_AnnualReturn2012	18.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	8.38%
T. Rowe Price International Equity Index Fund | Returns after taxes on distributions | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10	7.93%
T. Rowe Price International Equity Index Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	(2.82%)
10 Years	rr_AverageAnnualReturnYear10	7.35%
T. Rowe Price International Equity Index Fund | FTSE All World Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.55%
5 Years	rr_AverageAnnualReturnYear05	(2.83%)
10 Years	rr_AverageAnnualReturnYear10	9.11%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2013